WARRANT LIABILITY	3 Months Ended
Mar. 31, 2025
Warrant Liability
WARRANT LIABILITY

NOTE 3 – WARRANT LIABILITY

a)

January 2024 Warrants

On January 4, 2024, the Company issued an aggregate of 561,260 January 2024 Registered Direct Offerings Warrants (as defined below) as part of registered direct offerings (see also note 4(b)). The warrants were issued with an exercise price denominated in US Dollars ($3.75) (approx. CAD5.13) rather than the functional currency of the Company – New Israeli Shekels (NIS). The January 2024 Registered Direct Offerings Warrants are exercisable for a period of 2 years from the issue date. The Black-Scholes option pricing model was used to measure the warrant liability with the following assumptions: volatility of 107% using the historical prices of the Company, risk-free interest rate of 3.92%, expected life of 2.00 years and share price of CAD4.50.

Level 3 Warrant liability for the period ended on March 31, 2025:

Balance at January 1, 2024	$-
Issuance of January 2024 Registered Direct Offerings Warrants	1,027
Revaluation at March 31, 2024	(756)
Effect of changes in foreign exchange rates	(23)
Balance at March 31, 2024	$248

Revaluation at June 30, 2024	(138)
Effect of changes in foreign exchange rates	(2)
Balance at June 30, 2024	$108

Revaluation at September 30, 2024	237
Effect of changes in foreign exchange rates	1
Balance at September 30, 2024	$346

Warrant exercise	(248)
Revaluation at December 31, 2024	1,963
Effect of changes in foreign exchange rates	(55)
Balance at December 31, 2024	$2,006

Revaluation at March 31, 2025	(24)
Effect of changes in foreign exchange rates	3
Balance at March 31, 2025	1,985

For the three-month period ended March 31, 2025, the Company recorded a gain on the revaluation of the total warrant liability in the amount of $24 (compared to the three-month period ended March 31, 2024 - $756).

b)

December 2023 Warrants

On December 13, 2023, the Company issued an aggregate of 259,156 December 2023 Registered Direct Offerings Warrants (as defined below) as part of registered direct offerings (see also note 19(k)). The warrants were issued with an exercise price denominated in Canadian Dollars (CAD5.125) rather than the functional currency of the Company – New Israeli Shekels (NIS). The December 2023 Registered Direct Offerings Warrants are exercisable for a period of 2 years from the issue date. The Black-Scholes option pricing model was used to measure the warrant liability with the following assumptions: volatility of 107% using the historical prices of the Company, risk-free interest rate of 4.19%, expected life of 2.00 years and share price of CAD4.05.

Level 3 Warrant liability for the period ended on March 31, 2025:

Balance at December 31, 2023	$520

Revaluation at March 31, 2024	(397)
Effect of changes in foreign exchange rates	(13)

Balance at March 31, 2024	$110

Revaluation at June 30, 2024	(64)
Effect of changes in foreign exchange rates	(1)
Balance at June 30, 2024	$45

Revaluation at September 30, 2024	108
Effect of changes in foreign exchange rates	1
Balance at September 30, 2024	$156

Revaluation at September 30, 2024	882
Effect of changes in foreign exchange rates	(9)
Balance at December 31, 2024	$1,029

Warrant exercises	(378)
Revaluation at March 31, 2025	(35)
Effect of changes in foreign exchange rates	1
Balance at March 31, 2025	617

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

For the three-month period ended March 31, 2025, the Company recorded a gain on the revaluation of the total warrant liability in the amount of $35 (for the three-month period ended March 31, 2024 - $397).

c)

June 2023 Warrants

On June 15 and on June 20, 2023, the Company issued an aggregate of 763,654 June 2023 Registered Direct Offerings Warrants (as defined below) as part of registered direct offerings (see also note 19(j)). The warrants were issued with an exercise price denominated in Canadian Dollars (CAD7.325) rather than the functional currency of the Company – New Israeli Shekels (NIS). The June 2023 Registered Direct Offerings Warrants are exercisable for a period of 2 years from the issue date. The Black-Scholes option pricing model was used to measure the warrant liability with the following assumptions: volatility of 99% using the historical prices of the Company, risk-free interest rate of 4.45%, expected life of 2.00 years and share price of CAD7.475.

Level 3 Warrant liability for the period ended on March 31, 2025:

Balance at December 31, 2023	$1,157

Revaluation at March 31, 2024	(972)
Effect of changes in foreign exchange rates	(28)

Balance at March 31, 2024	$157

Revaluation at June 30, 2024	(112)
Effect of changes in foreign exchange rates	(1)
Balance at June 30, 2024	$44

Revaluation at September 30, 2024	150
Effect of changes in foreign exchange rates	1
Balance at September 30, 2024	$195

Warrant exercise	(108)
Revaluation at December 31, 2024	1,646
Effect of changes in foreign exchange rates	(65)
Balance at December 31, 2024	$1,668

Warrant exercises	(129)
Revaluation at March 31, 2025	(318)
Effect of changes in foreign exchange rates	6
Balance at March 31, 2025	1,227

For the three-month period ended March 31, 2025, the Company recorded a gain on the revaluation of the total warrant liability in the amount of $318 (for the three-month period ended March 31, 2024 - $972).

d)

March 2023 Warrants

On March 20, 2023, the Company issued an aggregate of 356,711 March 2023 Warrants as part of a private placement (see also note 19(i)). The warrants were issued with an exercise price denominated in Canadian Dollars (CAD5.875) rather than the functional currency of the Company – New Israeli Shekels (NIS). The warrants are exercisable for a period of 2 years from the issue date. The Black-Scholes option pricing model was used to measure the warrant liability with the following assumptions: volatility of 93% using the historical prices of the Company, risk-free interest rate of 3.62%, expected life of 2.00 years and share price of CAD4.35.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

Level 3 Warrant liability for the period ended on March 31, 2025:

Balance at December 31, 2023	$562

Revaluation at March 31, 2024	(470)
Effect of changes in foreign exchange rates	(13)

Balance at March 31, 2024	$79

Revaluation at June 30, 2024	(58)
Effect of changes in foreign exchange rates	(1)
Balance at June 30, 2024	$19

Revaluation at September 30, 2024	38
Effect of changes in foreign exchange rates	-
Balance at September 30, 2024	$57

Warrant exercise	(91)
Revaluation at December 31, 2024	865
Effect of changes in foreign exchange rates	(14)
Balance at December 31, 2024	$817

Warrant exercises	(844)
Warrant expiry	(10)
Revaluation at March 31, 2025	37
Effect of changes in foreign exchange rates	-
Balance at March 31, 2025	-

For the three-month period ended March 31, 2025, the Company recorded a loss on the revaluation of the total warrant liability in the amount of $37 (for the three-month period ended March 31, 2024 – gain of $470).

e)

November 2022 Warrants

On November 2, 2022, the Company issued an aggregate of 595,666 warrants (November 2022 Warrants) as part of a private placement. The warrants were issued with an exercise price denominated in Canadian Dollars (CAD5.875) rather than the functional currency of the Company – New Israeli Shekels (NIS). The warrants are exercisable for a period of 2 years from the issue date. The Black-Scholes option pricing model was used to measure the warrant liability with the following assumptions: volatility of 110% using the historical prices of the Company, risk-free interest rate of 3.94%, expected life of 2.00 years and share price of CAD3.90.

Level 3 Warrant liability for the period ended on March 31, 2025:

Balance at December 31, 2023	$836

Revaluation at March 31, 2024	(736)
Effect of changes in foreign exchange rates	(21)
Balance at March 31, 2024	$79

Revaluation at June 30, 2024	(69)
Effect of changes in foreign exchange rates	(1)
Balance at June 30, 2024	$9

Revaluation at September 30, 2024	2
Effect of changes in foreign exchange rates	-
Balance at September 30, 2024	$11

Warrant exercise	(3)
Revaluation at December 31, 2024	2,269
Effect of changes in foreign exchange rates	(52)
Balance at December 31, 2024	2,225

Revaluation at March 31, 2025	(60)
Effect of changes in foreign exchange rates	(2)
Balance at March 31, 2025	2,163

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars, except per share data)

For the three-month period ended March 31, 2025, the Company recorded a gain on the revaluation of the total warrant liability in the amount of $60 (for the three-month period ended March 31, 2024 - $736).